Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	false
Document Period End Date	Jun. 30, 2022
Document Transition Report	true
Document Shell Company Report	false
Entity File Number	001-33176
Entity Registrant Name	Baijiayun Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	24F, A1 South Building, No. 32 Fengzhan Road
Entity Address, Adress Line Two	Yuhuatai District
Entity Address, Country	CN
Entity Address, City or Town	Nanjing
Entity Address, Postal Zip Code	210000
Title of 12(b) Security	Class A ordinary shares, par value US$0.519008 per share
Trading Symbol	RTC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,265,837
Entity Central Index Key	0001381074
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	MaloneBailey, LLP	Friedman LLP
Auditor Location	Houston, Texas	New York, New York
Auditor Firm ID	206	711
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	24F, A1 South Building, No. 32 Fengzhan Road
Entity Address, Adress Line Two	Yuhuatai District
Entity Address, Country	CN
Entity Address, City or Town	Nanjing
Entity Address, Postal Zip Code	210000
City Area Code	+86
Local Phone Number	025-8222-1596
Contact Personnel Name	Yong Fang, Chief Financial Officer
Contact Personnel Email Address	fangyong@baijiayun.com